INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (10,368)	$ (142,527)	$ (132,203)
Foreign	13,694	13,066	5,240
Loss before income taxes	$ 3,326	$ (129,461)	$ (126,963)